Short-Term Investments (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Short-Term Investments [Line Items]
Short term investment	$ 38,530	$ (470,477)	$ 239,549